Note 5 - Notes Payable	12 Months Ended
Dec. 31, 2013
Debt Disclosure [Abstract]
Debt Disclosure [Text Block]

NOTE 5 - Notes Payable

On November 5, 2012, the Company entered into a new loan agreement to borrow $2,000,000. The loan calls for interest to be paid quarterly at a rate of 0.25% under the prime rate and has a maturity date of November 5, 2017. The note requires quarterly principal payments of $45,000 beginning July 5, 2015 with a balloon payment upon maturity. There is no penalty for prepayment. This note is collateralized with 55,000 shares of Investors Heritage Life Insurance Company common stock.

The borrowed funds were utilized to fund a credit agreement to Puritan Financial Companies, Inc. for $2,000,000, with interest at a rate of 1.75% above the prime rate. The maturity date on this loan is April 1, 2016. This note requires quarterly payments of interest only beginning on January 5, 2013. The unpaid principal balance together with all accrued interest shall be due and payable with a balloon payment upon maturity. Under this credit agreement, Puritan Financial Companies, Inc. and its wholly-owned subsidiary Puritan Financial Group have committed to an increased level of new business production on behalf of the Company. Additionally, Puritan Financial Companies, Inc. has issued warrants for 2,000,000 shares of common stock to the Company in exchange for this funding. This note is further collateralized by all the stock and other assets of Puritan Financial Companies, Inc. and each of its affiliated companies. Puritan Financial Companies, Inc. has another credit facility with a senior lender and the Company has a subordinate interest to the senior lender in all of the collateral which is security for this loan. This $2,000,000 note receivable is included within other invested assets on the balance sheet.

Effective September 27, 2013, the Company renewed its $1,000,000 line of credit for At Need Funding, maturing on September 25, 2015. This line of credit is used for the purpose of funding at-need funerals secured by the assignment of verified, incontestable life insurance policies. Effective September 27, 2013, the Company also renewed its $150,000 operating line of credit, maturing on September 25, 2015. These lines of credit require interest to be paid monthly at the prime rate, with a floor of 3.25%.

On February 3, 2005, Investors Heritage Capital borrowed $3,650,000 to finance the purchase of certain home office property previously owned by Investors Heritage Life at a purchase price of $3,650,000. The note is an amortizing loan with a fixed interest rate of 5.05% and with a maturity date of March 1, 2015. The proceeds received by Investors Heritage Life were used to repay their surplus notes to Investors Heritage Capital. Additionally, Investors Heritage Capital used such proceeds to repay the $3,000,000 bank note outstanding at December 31, 2004. This transaction was approved by the Kentucky Department of Insurance.

Information relative to the Company’s notes payable at December 31, 2013 and 2012 is as follows:

2013	Outstanding	Current	Maturity	Interest	Interest
	Principal	Interest Rate	Date	Expense	Paid
Mortgage note	$562,910	5.05%	3/1/2015	$38,365	$40,155
At Need Funding line of credit	506,240	3.25%	9/25/2015	16,555	16,555
Bank note	1,962,792	3.00%	11/5/2017	60,188	55,289

2012	Outstanding	Current	Maturity	Interest	Interest
	Principal	Interest Rate	Date	Expense	Paid
Mortgage note	$988,393	5.05%	3/1/2015	$59,363	$61,066
At Need Funding line of credit	490,220	3.25%	9/29/2013	8,298	8,320
Bank note	2,000,000	3.00%	11/5/2017	9,333	-